Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,177,693,383	852,088,530	85,515,588
Dilutive weighted average shares outstanding	1,177,693,383	852,088,530	85,515,588